Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 761	$ 704	$ 1,501	$ 1,365
Dividends declared per common share (in dollars) (CAD per share)	$ 0.7925	$ 0.7550	$ 1.5850	$ 1.5100
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (in shares)	899,500,000	898,000,000	898,900,000	899,100,000
Assumed exercise of stock options (in shares)	800,000	300,000	500,000	300,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	900,300,000	898,300,000	899,400,000	899,400,000
Shares excluded from calculation of earnings per share (in shares)	3,379,952	12,050,731	6,349,240	12,050,731